FAIR VALUE MEASUREMENTS, Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Investments carried at fair value		$ 178,233	$ 178,298
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities And Other Payable, Current
Recurring [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		$ 621,836	$ 938,191
Available-for-sale investments		597,177	220,305
Equity securities		2,556	13,184
Investments carried at fair value		178,233	178,298
Other assets		9,668	11,711
Derivative assets	[1]	3	694
Derivative liabilities	[2]	(2,277)
Share appreciation rights		(5,420)	(15,401)
Total assets, net, at fair value		(1,474,596)	1,346,982
Recurring [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(82,666)
Recurring [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(190,646)
Recurring [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,148,639)
Recurring [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,454,421)
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		621,346	937,741
Available-for-sale investments		562,051	185,929
Equity securities		2,008	13,184
Investments carried at fair value		0	0
Other assets		0	0
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0
Share appreciation rights		(5,420)	(15,401)
Total assets, net, at fair value		1,179,985	1,121,453
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		0	0
Available-for-sale investments		0	0
Equity securities		548	0
Investments carried at fair value		0	0
Other assets		0	0
Derivative assets	[1]	3	694
Derivative liabilities	[2]	(2,277)
Share appreciation rights		0	0
Total assets, net, at fair value		(1,726)	694
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0
Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		490	450
Available-for-sale investments		35,126	34,376
Equity securities		0	0
Investments carried at fair value		178,233	178,298
Other assets		9,668	11,711
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0
Share appreciation rights		0	0
Total assets, net, at fair value		(2,652,855)	$ 224,835
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(82,666)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(190,646)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,148,639)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		$ (1,454,421)

[1]	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
[2]	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.